Condensed Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (9,522)	$ (7,835,939)	$ (4,405,065)	$ (1,600)
Adjustment to reconcile net loss to cash used in operating activities:
Accretion of asset retirement obligation		871,000	207,400
Depreciation		17,977
Non-Cash Interest Expense		458,619
Change in fair value of liabilities		1,955,000
Operating and prepaid expenses paid by related party			1,367,649
Compensation expense		362,093
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(125,529)	(38,459)
Other receivables		(7,481)	(1,012)
Accounts receivable – related party		(90,499)
Accounts payable		664,371	2,925,359
Accounts payable – related party		(1,313,336)	(2,705,019)
Accrued expenses and other liabilities		544,712	462,816
Interest earned in Trust Account		(44,953)	(11,732)
Prepaid expenses	(1,600)			1,600
Accounts payables and accrued expenses	11,122
Net cash used in operating activities		(4,499,012)	(2,186,331)
Cash Flows from Investing Activities:
Capitalized asset acquisition costs
Purchase of fixed assets		(2,798)
Net cash used in investing activities		(2,798)
Cash Flows from Financing Activities:
Proceeds from convertible notes		1,823,243	2,217,089
Proceeds from Business Combination		13,264
Issuance of Ordinary Shares		2,870,496
Net cash used in financing activities		4,707,003	2,217,089
Effect of exchange rate changes on cash and cash equivalents		(68,051)	(8,740)
Net increase in cash		137,142	22,018
Cash and cash equivalents, beginning of period
Cash, end of period
Supplemental cash flow information:
Interest paid		36,406
Taxes paid
Noncash investing and financing activities:
Acquisition of Mineral rights in exchange for certain obligations			30,100,000
Acquisition of Property, plant and equipment, net in exchange for certain obligations			2,600,000
Assumption of royalty payable in exchange for mineral rights and property, plant and equipment, net			2,700,000
Assumption of contingent consideration liability in exchange for mineral rights and property, plant and equipment, net			17,100,000
Assumption of asset retirement obligation in connection with obtaining mineral rights and property, plant and equipment			12,900,000
Accounts payable, accrued liabilities and other current liabilities combined		3,013,837
Convertible notes payable combined		770,000
Warrant liabilities combined		230,000
PERCEPTION CAPITAL CORP IV
Cash Flows from Operating Activities:
Net income (loss)				702,959	5,147,347
Changes in operating assets and liabilities:
Change in fair value of warrant liability				(424,482)	(461,680)
Change in fair value of derivative liability				(122,297)	(9,159)
Gain attributable to derecognition of deferred underwriting fee allocated to warrants					(409,845)
Forgiveness of debt					(720,077)
Interest expense – debt discount				115,024	16,432
Interest earned in Trust Account				(2,409,077)	(8,128,147)
Prepaid expenses				378,735	(138,867)
Accounts payables and accrued expenses				965,696	534,440
Net cash used in operating activities				(793,442)	(4,169,556)
Cash Flows from Investing Activities:
Investment of cash into Trust Account				(414,479)	(2,209,139)
Cash withdrawn from Trust Account in connection with redemption				51,847,295	195,400,571
Net cash used in investing activities				51,432,816	193,191,432
Cash Flows from Financing Activities:
Proceeds from Sponsor convertible note					5,560,000
Proceeds from promissory note				328,839	1,000,000
Preferred Stock Purchase Agreement				700,000
Redemption of shares				(51,847,295)	(195,400,571)
Net cash used in financing activities				(50,818,456)	(188,840,571)
Net increase in cash				(179,082)	181,305
Supplemental disclosure of noncash activities:
Change in value of Class A subject to possible redemption				2,823,556	10,337,286
Conversion of Private Warrants to Class A ordinary shares				455,188
Capital Contribution - former Sponsor					5,897,000
Derecognition of deferred underwriting fee, net of amount recognized as a gain					(7,640,155)
Conversion of Founder Shares					(575)
Previously Reported [Member]
Cash Flows from Operating Activities:
Net income (loss)	(9,922)		(4,405,065)	(1,600)
Cash Flows from Financing Activities:
Cash and cash equivalents, beginning of period		170,557
Cash, end of period		307,699	22,018	170,557
Previously Reported [Member] | PERCEPTION CAPITAL CORP IV
Cash Flows from Financing Activities:
Cash and cash equivalents, beginning of period		$ 43,499	$ 222,581	222,581	41,276
Cash, end of period	$ 222,581			$ 43,499	$ 222,581